Revenue - Summary of Revenue Recognized for Respective Period, Disaggregated by Timing of Recognition and by Type of Performance Obligation (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Dec. 31, 2025	Dec. 31, 2024
Disaggregation of Revenue [Line Items]
Total	$ 20,325	$ 110,704	$ 309,920	$ 329,410
Performance Obligations Satisfied at Point in Time
Disaggregation of Revenue [Line Items]
Total		78,249	176,230	267,945
Performance Obligations Satisfied Over Time
Disaggregation of Revenue [Line Items]
Total	$ 20,325	$ 32,455	$ 133,690	$ 61,465